Core Deposits and Other Intangibles - Schedule of Future Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining in 2015	$ 4,797
2015		7,110
2016	2,822	2,822
2017	1,097	1,097
2018	564	564
2019	564	564
2020 and thereafter	2,072	2,072
Core deposits and other intangibles	$ 11,916	$ 14,229	$ 30,444